Related Party Transactions (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable - related parties	$ 265,010	$ 451,031
JURV [Member]
Accounts receivable - related parties	94,400	91,876
Xuete [Member]
Accounts receivable - related parties	0	45,172
Sanshui Yijia [Member]
Accounts receivable - related parties	99,951	188,573
Wanshangbao [Member]
Accounts receivable - related parties	15,576	15,160
Huoerguosi Guoranfeifan [Member]
Accounts receivable - related parties	0	7,656
Beijing Xuete [Member]
Accounts receivable - related parties	0	29,400
Shenzhen Boruiju [Member]
Accounts receivable - related parties	26,432	35,678
Dongguan Artist Network [Member]
Accounts receivable - related parties	28,651	27,563
Hangzhou Guanding [Member]
Accounts receivable - related parties	94,400	91,876
Guizhou United World [Member]
Accounts receivable - related parties	$ 0	$ 9,953